Grant Park Managed Futures Strategy Fund

a series of Northern Lights Fund Trust

Class	A	GPFAX
Class	C	GPFCX
Class	I	GPFIX
Class	N	GPFNX
Class	W	GPFWX

Supplement dated August 12, 2011 to the Prospectus dated February 28, 2011

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The following additional disclosure is added to footnote number 2 to the "Acquired Fund Fees and Expenses" line item in the table entitled Annual Fund Operating Expenses in the section of the Prospectus entitled FUND SUMMARY.

The acquired fund fees and expenses estimate does not include the cost of investing in underlying funds, like commodity pools, that are not investment companies.  The Fund estimates that underlying fund expenses, if presented, would be 0.92%.  This estimate does not include performance-based fees, which cannot be meaningfully estimated, paid by the underlying funds to trading advisors on the profits their activities generate.  If each or all underlying funds' trading advisors are unprofitable, they would receive $0 in performance-based fees.  If all trading advisors were equally profitable, the underlying funds would pay performance fees equal to a weighted average of 21.4% of their trading gains based on current allocations.

The following additional disclosures are added to the section entitled FUND SUMMARY - Principal Investment Risks in the Prospectus.

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Regulatory Change Risk:  Recently, the Commodity Futures Trading Commission ("CFTC") has proposed changes to Rule 4.5 under the Commodity Exchange Act which, if adopted, could require the Fund and the Subsidiary to register with the CFTC.  Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

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Taxation Risk:  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments in the Underlying Funds will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

The following additional disclosures are added to the section entitled ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS - Principal Investment Risks in the Prospectus.

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Regulatory Change Risk:  The Fund has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under Rule 4.5 of the Commodity Exchange Act, as amended, with respect to the Fund's operation.  Recently, the CFTC has proposed a change to rule Rule 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and the Underlying Fund trading advisors to register with the CFTC.  The impact of such changes are unknown, but could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

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Taxation Risk:  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  The Subsidiary is classified as a controlled foreign corporation for US tax purposes.  Typically, any gains or losses from trading in managed futures are derived from both Section 1256 contracts which are futures contracts traded on U.S. exchanges and non-Section 1256 Contracts which are futures contracts traded on foreign exchanges.  The gain or loss on Section 1256 Contracts is characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss, regardless of the holding period.  The gain or loss from non-Section 1256 Contracts generally will be short-term gain or loss but could also be characterized as ordinary income.  Overall, gains and losses in a domestic managed futures fund may receive more efficient tax treatment.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments in the Underlying Funds will be passed through to the Fund as ordinary income and are reflected on shareholder's tax Form 1099s as such.

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Underlying Funds Risk: (additional supplemental sub-risk)

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Management Fees Risk:  Underlying Fund management fees typically are based on the leveraged account size and not on the actual cash invested in the Underlying Fund.  Based on expected leverage levels, the management fees paid by the Underlying Funds to their managers will represent between 0.0% and approximately 2.8% of the Fund's investment in the Underlying Fund.  The maximum performance fees that the Underlying Funds will pay on a weighted average basis are approximately 21.4% of trading gains based on current allocations. Performance fees are computed for each trading advisor without regard to the performance of other trading advisors.  Accordingly, the Fund may indirectly pay a performance fee to a manager with positive investment performance, even if the Fund's overall returns are negative.

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This Supplement, and the Prospectus and Statement of Additional Information both dated February 28, 2011, as well as a Statement of Additional Information supplement dated August 12, 2011, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information both dated February 28, 2011, as well as a Statement of Additional Information supplement dated August 12, 2011, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-501-4758.

Grant Park Managed Futures Strategy Fund

a series of Northern Lights Fund Trust

Class	A	GPFAX
Class	C	GPFCX
Class	I	GPFIX
Class	N	GPFNX
Class	W	GPFWX

Supplement dated August 12, 2011 to the Statement of Additional Information February 28, 2011

______________________________________________

The following additional disclosures are added to the section entitled TYPES OF INVESTMENTS in the Statement of Additional Information.

Underlying Funds

The Fund, acting through the Subsidiary, invests a portion of its assets in limited partnerships or other types of pooled investment vehicles ("Underlying Funds").  Each Underlying Fund is managed by a separate general partner who, in turn, allocates funds to individual trading advisors, each of whom pursues independent, proprietary strategies.  The Underlying Funds use a form of leverage often referred to as "notional funding" - that is the nominal trading level for an Underlying Fund will exceed the cash deposited in its trading accounts. For example, if the general partner of an Underlying Fund wants the Underlying Fund to trade a $100,000,000 portfolio (the "nominal trading level") the Underlying Fund's margin requirement may be $15,000,000.  The Underlying Fund can either deposit $100,000,000 to "fully fund" the account or can deposit only a portion of the $100,000,000, provided that the amount deposited meets the account's ongoing minimum margin requirements.  The difference between the amount of cash deposited in the account and the nominal trading level of the account is referred to as notional funding.  The use of notional funding (i.e., leverage) will increase the volatility the Underlying Funds.  In addition, the leverage may make the Underlying Funds subject to more frequent margin calls.  Being forced to raise cash at inopportune times to meet margin calls may prevent the trading advisors in the Underlying Funds from making investments they consider optimal.  As currently structured, the cash deposited in the trading account for each Underlying Fund will be available to meet the margin requirements of any share class of the Underlying Fund.  However, additional funds to meet margin calls are available only to the extent of the Underlying Fund's assets and not from the Subsidiary or the Fund.  Underlying Fund management fees are based on the nominal trading level and not the cash deposited in the trading account.  For illustration purposes only, assume an Underlying Fund has cash assets of $50 million.  Assume the Underlying Fund is notionally funded and uses a nominal trading level of $200 million.  The Underlying Fund pays its general partner an annual management fee of 0.20% of the nominal account size, or $400,000.  While the management fee represents 0.20% of the nominal account size ($200 million), the management fee represents 0.80% of the cash deposited ($50 million) in the Underlying Fund's trading account.

The Underlying Funds are typically offered privately and no public market for such securities will exist.  However, shares of the Underlying Funds are redeemable at intervals of one week or less. See, "Illiquid and Restricted Securities."

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This Supplement, and the Prospectus and Statement of Additional Information both dated February 28, 2011, as well as a Prospectus supplement dated August 12, 2011, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information both dated February 28, 2011, as well as a Prospectus supplement dated August 12, 2011, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-501-4758.